Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash	$ 318,356	$ 50,026	$ 296,196
Accounts receivable, net	335,393	963,771	441,497
Prepaid expenses and other current assets	1,462,736	1,246,555	509,068
Assets of discontinued operations			335,894
Total Current Assets	2,116,485	2,260,352	1,582,655
OTHER ASSETS:
Security deposit	206,250	76,500	5,000
Property and equipment, net	658,815	240,406	936,831
Right of use assets, net	1,534,411	1,750,430
Intangible asset, net			4,668,334
Total Other Assets	2,399,476	2,067,336	5,610,165
TOTAL ASSETS	4,515,961	4,327,688	7,192,820
CURRENT LIABILITIES:
Convertible notes payable, net of put premium of $0, $385,385 and $0 and debt discounts of $346,953, $2,210,950 and $1,595,627, respectively	1,338,961	3,634,344	1,411,876
Notes payable, current portion, net of debt discount of $0, $762,112 and $255,843, respectively	4,079,592	2,425,003	1,509,804
Note payable - related party	500,000	500,000	213,617
Accounts payable	899,076	1,517,082	655,183
Accrued expenses	524,921	627,990	566,574
Insurance payable	2,697,300	2,948,261	1,108,368
Contingency liability	440,000	440,000
Lease liabilities, current portion	366,511	333,126
Liabilities of discontinued operations			440,745
Derivative liability	2,886,811	2,135,939	7,888,684
Due to related parties	245,007	325,445	275,300
Accrued compensation and related benefits	1,113,079	886,664	435,944
Total Current Liabilities	15,091,258	15,773,854	14,506,095
LONG-TERM LIABILITIES:
Notes payable, net of current portion	493,307		424,019
Lease liabilities, net of current portion	1,203,765	1,440,258
Total Long-term Liabilities	1,697,072	1,440,258	424,019
Total Liabilities	16,788,330	17,214,112	14,930,114
Commitments and Contingencies (See Note 9)
SHAREHOLDERS' DEFICIT:
Common stock value	1,472,924	11,833	4,220
Common stock issuable, par value $0.001 per share; 0 and 25,000 and 0 shares		25
Additional paid-in capital	101,072,128	47,715,878	7,477,422
Accumulated deficit	(114,818,245)	(60,615,860)	(15,222,936)
Total Shareholders' Deficit	(12,272,369)	(12,886,424)	(7,737,294)
Total Liabilities and Shareholders' Deficit	4,515,961	4,327,688	7,192,820
Series A Convertible Preferred Stock [Member]
SHAREHOLDERS' DEFICIT:
Preferred stock, par value $0.001; authorized 10,000,000 shares:			4,000
Series B Convertible Preferred Stock [Member]
SHAREHOLDERS' DEFICIT:
Preferred stock, par value $0.001; authorized 10,000,000 shares:	700	1,700
Series C Preferred Stock [Member]
SHAREHOLDERS' DEFICIT:
Preferred stock, par value $0.001; authorized 10,000,000 shares:
Series D preferred stock [Member]
SHAREHOLDERS' DEFICIT:
Preferred stock, par value $0.001; authorized 10,000,000 shares:		124
Total Shareholders' Deficit	$ 124